[letterhead of K&L Gates]

February 26, 2009

VIA EDGAR

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:     Embarcadero Funds, Inc. – Post-Effective Amendment to the Registration Statement on Form N-1A (File Nos. 33-98358 and 811-9116)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of Embarcadero Funds, Inc. (formerly Van Wagoner Funds, Inc.) (the “Company”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, Post-Effective Amendment No. 21 under the 1933 Act and Post-Effective Amendment No. 26 under the 1940 Act (the “Post-Effective Amendment”) to the Company’s Registration Statement on Form N-1A. This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Company.

The Company is filing the Post-Effective Amendment to reflect material changes to the disclosure concerning, among other things, new advisory arrangements approved by shareholders of three series in 2008 and related changes to these series’ investment programs. The changes also reflect other items approved by shareholders, including the operation of the series using the “manager of managers” structure and changes to the series’ fundamental investment restrictions. In addition, the prospectus appearing in the Post-Effective Amendment is structured to be responsive to the recent amendments to Form N-1A.

The Company expects to file an amendment pursuant to Rule 485(b) prior to the effective date of this filing to update the financial statements, add certain exhibits and make other nonmaterial changes as necessary. Pursuant to Rule 485(a)(1) under the 1933 Act, the Company elects to have this Post-Effective Amendment become effective 60 days after the filing thereof.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at 415.249.1070 or my colleague Kurt Decko at 415.249.1053.

Sincerely,

/s/ Mark D. Perlow

Mark D. Perlow

Enclosure